DEFERRED TAX ASSETS/(LIABILITIES) - MATURITY ANALYSIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	¥ 115,716	¥ 98,862	¥ 113,418
Deferred tax liabilities	(145,102)	(87,816)	¥ (91,545)
To be recovered after more than 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	114,387	97,706
Deferred tax liabilities	(142,159)	(83,937)
To be recovered within 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	1,329	1,156
Deferred tax liabilities	¥ (2,943)	¥ (3,879)